Commercial Mortgage Loans - Allowance Past Due (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Loans, gross	$ 3,126,303	$ 2,714,734
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment
Financing Receivable, Past Due [Line Items]
Loans, gross	3,126,303
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	3,056,480
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	12,748
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	57,075
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily
Financing Receivable, Past Due [Line Items]
Loans, gross	1,605,660
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	1,605,660
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Multifamily | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail
Financing Receivable, Past Due [Line Items]
Loans, gross	92,235
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	92,235
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Retail | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office
Financing Receivable, Past Due [Line Items]
Loans, gross	525,423
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	525,423
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Office | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial
Financing Receivable, Past Due [Line Items]
Loans, gross	159,080
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	159,080
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Industrial | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use
Financing Receivable, Past Due [Line Items]
Loans, gross	131,882
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	131,882
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Mixed Use | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing
Financing Receivable, Past Due [Line Items]
Loans, gross	470,908
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	413,833
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	57,075
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage
Financing Receivable, Past Due [Line Items]
Loans, gross	80,986
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	68,238
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	12,748
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Self-Storage | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing
Financing Receivable, Past Due [Line Items]
Loans, gross	60,129
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | Current
Financing Receivable, Past Due [Line Items]
Loans, gross	60,129
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	0
Financing Receivable, Held-to-Maturity | Commercial Portfolio Segment | Manufactured Housing | 120 days past due
Financing Receivable, Past Due [Line Items]
Loans, gross	$ 0